Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	001-40060
Entity Registrant Name	Longeveron Inc.
Entity Central Index Key	0001721484
Entity Tax Identification Number	47-2174146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1951 NW 7th Avenue
Entity Address, Address Line Two	Suite 520
Entity Address, Address Line Three	,
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33136
City Area Code	305
Local Phone Number	909-0840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	LGVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false